Provision for Pension Plan - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Oct. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Transferred amount related to plan sponsored by company	R$ 758,707	R$ 1,700,472
Deferred Profit Sharing [Member]
Defined Benefit Plan Disclosure [Line Items]
Provisions for employee profit sharing	R$ 265,753	309,744	R$ 74,211
Sistel
Defined Benefit Plan Disclosure [Line Items]
Surpluses of benefit plan amount				R$ (3,042,000)
Transferred amount related to plan sponsored by company				R$ 2,127,000
BrTPREV Plans
Defined Benefit Plan Disclosure [Line Items]
Defined contribution pension Benefit Plan, description	The monthly, mandatory Basic Contribution of the Active Participants of the TCSPREV and BrTPREV (merged plan) groups corresponds to the outcome obtained by applying a percentage that may range from 3% to 8% on the Contribution Salary (PS), pursuant to the age and option of each Participant. The Plan's Charter provides for contribution parity by the Participants and the Sponsors.
Transferred amount related to plan sponsored by company		1,895,591	1,806,042
PBS-Telemar Plan
Defined Benefit Plan Disclosure [Line Items]
Defined contribution pension Benefit Plan, description	The contributions from Active Participants of the PBS-Telemar Benefit Plan correspond to the sum of (i) 0.5% to 1.5% of the Contribution Salary (according to the participant's age on enrollment date); (ii) 1% of Contribution Salary that exceeds half of one Standard Unit; and (iii) 11% of the Contribution Salary that exceeds one Standard Unit. The Sponsors' contributions are equivalent to 8% of the payroll of active participants of the plan. The plan is funded under the capital formation approach.
Transferred amount related to plan sponsored by company	R$ 379,998	R$ 360,700	314,203
Allocation of plan assets	100.00%
Mathematical reserves, annual readjustment interest rate	6.00%
PBS-Telemar Plan | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	90.00%
PBS-Telemar Plan | Exclusive Investment Funds
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	6.65%
TelemarPrev Plan
Defined Benefit Plan Disclosure [Line Items]
Defined contribution pension Benefit Plan, description		A participant’s regular contribution is comprised of two portions: (i) basic - equivalent to 2% of the contribution salary; and (ii) standard - equivalent to 3% of the positive difference between the total contribution salary and the social security contribution. The additional extraordinary contributions from participants are optional and can be made in multiples of 0.5% of the Contribution Salary, for a period of not less than six (6) months. Nonrecurring extraordinary contributions from a participant are also optional and cannot be lower than 5% of the Contribution Salary ceiling.
Maximum limit of contribution salary	8.00%
Transferred amount related to plan sponsored by company	R$ 4,508,570	R$ 4,142,553	R$ 3,853,595
Allocation of plan assets	100.00%
TelemarPrev Plan | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	93.00%
TelemarPrev Plan | Exclusive Investment Funds
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	4.21%
TelemarPrev Plan | Exclusive Investment Funds | BRAZIL
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	4.00%
TelemarPrev Plan | Real Estate And Other
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	3.00%
Pbs Tnc Plan
Defined Benefit Plan Disclosure [Line Items]
Defined contribution pension Benefit Plan, description	The contributions from Active Participants of the PBS-TNC Benefit Plan correspond to the sum of: (i) 0.28% to 0.85% of the Contribution Salary (according to the participant’s age on enrollment date); (ii) 0.57% of Contribution Salary that exceeds half of one Standard Unit; and (iii) 6.25% of the Contribution Salary that exceeds one Standard Unit. The Sponsors’ contributions are equivalent to a percentage of the payroll of the employees who are Active Plan Participants, as set on an annual basis in the Costing Plan.
Celprev Plan
Defined Benefit Plan Disclosure [Line Items]
Defined contribution pension Benefit Plan, description	The Additional Regular Contribution corresponds The Participant's Basic Regular Contribution corresponds to the product obtained by applying a percentage ranging from 0% to 6%, in multiples of 0.5%, as elected by each participant, on the Contribution Salary exceeding 10 Plan Benchmark Units (URPs). The Sponsors contribute with an equivalent amount.
Defined contribution pension benefit plan contribution percentage description	The Participant's Basic Regular Contribution corresponds to the product obtained by applying a percentage, 0%, 0.5%, 1%, 1.5% or 2%, depending on each participant's option, to his or her Contribution Salary (SP). The Sponsors contribute with an amount equivalent to such contribution, less the monthly, mandatory contribution of each Sponsor required to fund risk costs (Sick Pay Benefit).
Sponsors non recurring contribution description	The Sponsor's Nonrecurring Contribution is voluntarily and corresponds to applying a percentage ranging from 50% to 150% of the aggregate Basic Regular and Additional Regular Contributions of the Sponsor, pursuant to consistent, non-discriminatory criteria, made with the frequency set by the Sponsor.
Pama
Defined Benefit Plan Disclosure [Line Items]
Surpluses of benefit plan amount	R$ 21,542
Pbsa | Sistel
Defined Benefit Plan Disclosure [Line Items]
Surpluses of benefit plan amount	R$ 2,505,063